Note 18 - Commitments and Guarantees (Tables)	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total
Premises and equipment leasing	$3,676	$7,959	$7,659	$7,581	$26,875
Gas, electricity and non-commodity contracts	1,606,528	1,391,632	256,316	78,447	3,332,923
	$1,610,204	$1,399,591	$263,975	$86,028	$3,359,798